Cash, Cash Equivalents and Restricted Cash (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted cash, collateral against a bank loan, current	$ 1,000,000	$ 2,000,000
Restricted cash for abandonment and site restoration, current		64,130
Restricted cash held in a special account as a guarantee, non current	1,500,000	1,500,000
Restricted cash held in a special account as a collateral for a guarantee, non current	$ 750,000	$ 266,700